Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2025
Amounts Due to Related Parties [Abstract]
Amounts due to related parties

17. Amounts due to related parties

	As of December 31,
Name of related parties	2024	2025
	USD’000	USD’000
Mr. CHUN SUN WONG	586	309
Mr. ZHUO WANG	836	1,333
	1,422	1,642

Mr. CHUN SUN WONG is the controlling shareholder of the Group. The amount due to him is unsecured, interest-free and repayable on demand.

Mr. ZHUO WANG is a shareholder of the Group. The amount due to him is unsecured, interest-free and repayable on demand.